Assets held for sale	12 Months Ended
Dec. 31, 2025
Non-current assets held-for-sale [Abstract]
Assets Held For Sale	Assets held for sale

			$ million
		Dec 31, 2025			Dec 31, 2024 [A]
	Current	Non-current	Total	Current	Non-current	Total
Intangible assets	—	17	17	—	67	67
Property, plant and equipment	—	662	662	—	8,283	8,283
Joint ventures and associates	—	32	32	—	—	—
Deferred tax	—	46	46	—	—	—
Retirement benefits	—	—	—	—	—	—
Trade and other receivables	130	11	141	276	47	323
Derivative financial instruments	—	—	—	4	—	4
Inventories	132	—	132	1,180	—	1,180
Assets classified as held for sale	262	768	1,030	1,460	8,397	9,857
Debt	22	163	185	49	575	624
Trade and other payables	82	1	83	476	8	484
Deferred tax	—	—	—	—	2,042	2,042
Retirement benefits	—	—	—	—	—	—
Decommissioning and other provisions	41	474	515	134	2,919	3,053
Income taxes payable	37	—	37	—	—	—
Liabilities directly associated with assets classified as held for sale	182	638	820	659	5,544	6,203
[A]All assets classified as held for sale at December 31, 2024, were sold in 2025 except for Shell's UK Southern North Sea offshore natural gas assets.
At December 31, 2025, assets held for sale mainly related to Shell's UK Southern North Sea offshore natural gas assets in Upstream and two retail operations in Mexico and Indonesia in Marketing. The disposal of assets classified as held for sale at December 31, 2025, are expected to be completed in 2026 except for UK Southern North Sea offshore natural gas assets as the disposal of these assets is no longer considered highly probable since January 2026.